ACQUISITIONS AND OTHER ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Summary of Fair Value of Assets Acquired and Liabilities Assumed

The following table summarizes the fair value of the assets acquired and liabilities assumed as of the acquisition date for the company’s acquisition of Claris:

(in millions)
Assets acquired and liabilities assumed
Cash	$11
Accounts and other current receivables	16
Inventories	30
Prepaid expenses and other	16
Property, plant and equipment	132
Goodwill	291
Other intangible assets	280
Other	20
Accounts payable and accrued liabilities	(22)
Other long-term liabilities	(134)
Total assets acquired and liabilities assumed	$640